OPERATING SEGMENTS - Segment result reconciliation (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
Disclosure of operating segments [line items]
Finance income	Rp 1,061	$ 69	Rp 878	Rp 558
Finance cost	4,692	305	4,077	4,394
Share of profit (loss) of long-term investment in associates	1	0	(87)	(78)
Profit before income tax consolidation	40,855	$ 2,652	36,430	43,739
Operating Segments.
Disclosure of operating segments [line items]
Total segment results	45,464		42,394	49,413
Loss from other non-operating segments	(2,679)		(1,772)	(1,237)
Finance income	1,061		878	558
Profit before income tax consolidation	45,464		42,394	49,413
Adjustment and inter-segment elimination
Disclosure of operating segments [line items]
Adjustment and elimination	1,599		(1,041)	(613)
Finance cost	(4,652)		(4,033)	(4,365)
Share of profit (loss) of long-term investment in associates	1		(87)	(78)
IFRS reconciliation	61		91	61
Profit before income tax consolidation	Rp (4,609)		Rp (5,964)	Rp (5,674)